Note 3 - Summary of Significant Accounting Policies (Details) - Antidilutive Securities	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive weighted average shares outstanding	13,558,747	15,747,912	16,491,746	14,780,440
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive weighted average shares outstanding	12,182,855	11,798,198	12,173,255	10,827,165
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive weighted average shares outstanding	625,010	3,007,500	3,531,631	3,020,000
Convertible Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive weighted average shares outstanding	90,882	62,214	71,860	53,275
Convertible Promissory Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive weighted average shares outstanding	660,000	880,000	715,000	880,000